T. ROWE PRICE All-Cap Opportunities Portfolio
March 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.8%
COMMUNICATION
SERVICES 17.0%
Entertainment 5.6%
CTS Eventim (EUR) (1) 35,106 2,039
Liberty Media-Liberty Formula One,
Class C (1) 88,500 3,831
Live Nation Entertainment (1) 84,682 7,169
Netflix (1) 13,425 7,003
Sea, ADR (1) 12,794 2,856
22,898
Interactive Media & Services 8.3%
Alphabet, Class C (1) 9,890 20,459
Facebook, Class A (1) 37,519 11,050
Snap, Class A (1) 51,176 2,676
34,185
Media 1.1%
Charter Communications, Class A (1) 7,120 4,393
4,393
Wireless Telecommunication
Services 2.0%
T-Mobile U.S. (1) 64,546 8,087
8,087
Total Communication Services 69,563
CONSUMER
DISCRETIONARY 15.0%
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 12,582 2,157
2,157
Hotels, Restaurants & Leisure 4.8%
Cedar Fair  89,001 4,422
Marriott Vacations Worldwide (1) 9,488 1,653
Planet Fitness, Class A (1) 53,005 4,097
Starbucks  23,822 2,603
Vail Resorts  9,900 2,887
Yum! Brands  36,043 3,899
19,561
Household Durables 0.9%
Gree Electric Appliances of Zhuhai, A
Shares (CNH)  378,500 3,630
3,630
Internet & Direct Marketing
Retail 6.3%
Amazon.com (1) 8,325 25,758
25,758
Specialty Retail 2.5%
Burlington Stores (1) 8,155 2,437
Carvana  (1) 6,425 1,686
Shares $ Value
(Cost and value in $000s)
Ross Stores  52,582 6,305
10,428
Total Consumer Discretionary 61,534
CONSUMER STAPLES 0.5%
Food Products 0.5%
Barry Callebaut (CHF)  900 2,038
Total Consumer Staples 2,038
FINANCIALS 5.9%
Banks 2.7%
East West Bancorp  55,062 4,064
Wells Fargo  130,300 5,091
Western Alliance Bancorp  21,480 2,028
11,183
Capital Markets 3.2%
Charles Schwab  67,626 4,408
CME Group  20,022 4,089
London Stock Exchange Group (GBP)  36,175 3,459
XP, Class A (1) 32,339 1,218
13,174
Total Financials 24,357
HEALTH CARE 15.3%
Biotechnology 4.8%
AbbVie  79,941 8,651
Alexion Pharmaceuticals (1) 20,572 3,146
Argenx , ADR (1) 6,846 1,885
Kodiak Sciences (1) 5,230 593
Moderna  (1) 26,856 3,517
Ultragenyx Pharmaceutical (1) 15,057 1,714
19,506
Health Care Equipment &
Supplies 2.6%
Cooper  10,389 3,990
DENTSPLY SIRONA  48,400 3,088
Intuitive Surgical (1) 4,620 3,414
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $483 (1)(2)(3) 128,372 216
10,708
Health Care Providers &
Services 5.5%
HCA Healthcare  17,674 3,329
Humana  7,274 3,049
Molina Healthcare (1) 16,687 3,901
UnitedHealth Group  32,911 12,245
22,524
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific  1,900 867
867
Pharmaceuticals 2.2%
Eli Lilly  32,317 6,037

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
Zoetis  18,800 2,961
8,998
Total Health Care 62,603
INDUSTRIALS & BUSINESS
SERVICES 10.1%
Aerospace & Defense 1.2%
Airbus (EUR) (1) 42,549 4,826
4,826
Electrical Equipment 0.3%
Array Technologies (1) 40,187 1,198
1,198
Industrial Conglomerates 2.1%
General Electric  348,834 4,580
Roper Technologies  10,298 4,154
8,734
Machinery 3.6%
Caterpillar  14,403 3,340
Fortive 37,220 2,629
Middleby  (1) 52,187 8,650
14,619
Professional Services 2.9%
Clarivate  (1) 200,607 5,294
CoStar Group (1) 2,455 2,018
Equifax  16,477 2,984
TransUnion  17,900 1,611
11,907
Total Industrials & Business Services 41,284
INFORMATION
TECHNOLOGY 29.3%
Electronic Equipment, Instruments
& Components 0.2%
Littelfuse 2,475 655
655
IT Services 11.4%
Euronet Worldwide (1) 44,840 6,201
Fidelity National Information Services  37,249 5,238
Global Payments  31,717 6,393
Mastercard , Class A  23,153 8,244
StoneCo , Class A (1) 48,198 2,951
Visa, Class A  68,980 14,605
Wix.com (1) 10,721 2,993
46,625
Semiconductors & Semiconductor
Equipment 6.2%
Advanced Micro Devices (1) 40,178 3,154
Infineon Technologies (EUR)  100,831 4,290
Maxim Integrated Products  60,525 5,530
Micron Technology (1) 35,920 3,169
Taiwan Semiconductor Manufacturing,
ADR  25,333 2,996
Texas Instruments  34,161 6,456
25,595
Shares $ Value
(Cost and value in $000s)
Software 10.1%
Ceridian HCM Holding (1) 24,571 2,071
Intuit  11,549 4,424
Microsoft  77,038 18,163
RealPage  (1) 12,966 1,131
salesforce.com (1) 13,427 2,845
ServiceNow  (1) 10,310 5,156
Splunk  (1) 16,685 2,261
Synopsys (1) 8,246 2,043
Uipath , Class A, Acquisition Date:
12/11/20, Cost $96 (1)(2)(3) 3,282 204
Workiva  (1) 19,000 1,677
Zoom Video Communications, Class
A (1) 4,100 1,317
41,292
Technology Hardware, Storage &
Peripherals 1.4%
Apple  45,859 5,602
5,602
Total Information Technology 119,769
MATERIALS 0.4%
Chemicals 0.4%
Linde  5,851 1,639
Total Materials 1,639
REAL ESTATE 0.4%
Equity Real Estate Investment
Trusts 0.4%
American Campus Communities, REIT  39,817 1,719
Total Real Estate 1,719
UTILITIES 2.9%
Electric Utilities 1.4%
NextEra Energy  77,447 5,856
5,856
Multi-Utilities 1.5%
Sempra Energy  47,197 6,257
6,257
Total Utilities 12,113
Total Common Stocks (Cost
$251,924) 396,619
CONVERTIBLE PREFERRED
STOCKS 2.4%
COMMUNICATION SERVICES 0.3%
Interactive Media & Services 0.3%
ByteDance , Series E, Acquisition Date:
7/8/19, Cost $415 (1)(2)(3) 8,415 1,327
Total Communication Services 1,327

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
CONSUMER DISCRETIONARY 1.4%
Automobiles 1.4%
Rivian Automotive, Series D,
Acquisition Date: 12/23/19,
Cost $704 (1)(2)(3) 65,497 2,414
Rivian Automotive, Series E,
Acquisition Date: 7/10/20,
Cost $912 (1)(2)(3) 58,885 2,170
Rivian Automotive, Series F,
Acquisition Date: 1/19/21,
Cost $953 (1)(2)(3) 25,868 953
Total Consumer Discretionary 5,537
INDUSTRIALS & BUSINESS
SERVICES 0.1%
Aerospace & Defense 0.1%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $541 (1)(2)(3) 12,016 541
Total Industrials & Business Services 541
INFORMATION TECHNOLOGY 0.6%
Software 0.6%
Uipath , Series D-1, Acquisition Date:
4/26/19, Cost $317 (1)(2)(3) 24,162 1,505
Shares $ Value
(Cost and value in $000s)
Uipath , Series D-2, Acquisition Date:
4/26/19, Cost $53 (1)(2)(3) 4,056 252
Uipath , Series E, Acquisition Date:
7/9/20, Cost $11 (1)(2)(3) 626 39
Waymo , Series A-2, Acquisition Date:
5/8/20, Cost $747 (1)(2)(3) 8,696 747
Total Information Technology 2,543
Total Convertible Preferred Stocks
(Cost $4,653) 9,948
SHORT-TERM
INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve
Fund, 0.04% (4)(5) 3,571,038 3,571
Total Short-Term Investments (Cost
$3,571) 3,571
Total Investments in
Securities 100.1%
(Cost $260,148) $ 410,138
Other Assets Less Liabilities (0.1)% (306)
Net Assets 100.0% $ 409,832
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $10,368 and represents 2.5% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government Reserve Fund, 0.04% $ 1,696  ¤  ¤ $ 3,571^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $1 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $3,571.

T. ROWE PRICE All-Cap Opportunities Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price All-Cap Opportunities Portfolio (the fund), formerly the T. Rowe Price New America Growth Portfolio, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying
Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE All-Cap Opportunities Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2021, totaled $4,080,000 for the period ended March 31, 2021.
E302-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 375,917 $ 20,282 $ 420 $ 396,619
Convertible Preferred Stocks — — 9,948 9,948
Short-Term Investments 3,571 — — 3,571
Total $ 379,488 $ 20,282 $ 10,368 $ 410,138
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 311 $ 109 $ — $ 420
Convertible Preferred Stocks 4,483 3,971 1,494 9,948
Total $ 4,794 $ 4,080 $ 1,494 $ 10,368